Condensed Consolidating Information for Certain Subsidiaries - Summary of Condensed Consolidated Financial Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Disclosure of information about consolidated structured entities [Line Items]
Goodwill	$ 1,234.0		$ 1,223.3		$ 1,228.7		$ 2,041.7
Intangible assets (including multi-client surveys)	1,152.2		1,184.7		1,286.7		1,373.8
Property, plant and equipment	330.3		708.6		885.2		1,238.2
Other non-current assets	277.2		268.4		340.5
Current assets	1,270.5		1,476.5		1,771.9
TOTAL ASSETS	4,264.2		4,861.5		5,513.0
Aggregate outstanding principal amount of notes	2,955.3		2,850.4		2,884.8
Other non-current liabilities (excluding financial debt)	201.5		251.1		311.7
Current liabilities (excluding current portion of debt)	579.3		603.2		958.1
Total liabilities (excluding equity)	3,736.1		3,704.7		4,154.6
Equity	528.1	[1]	1,156.8	[1]	1,358.4	[1]	$ 2,746.2
Operating revenues	1,320.0		1,195.5		2,100.9
Depreciation and amortization	(478.9)		(710.4)		(1,680.1)
Operating income (loss)	(263.5)		(396.5)		(1,157.6)
Net income (loss)	(514.1)		(576.6)		(1,446.2)
Cash flow from operating activities	197.9		355.1		408.1
Cash flow from investing activities	(303.2)		(381.2)		(423.3)
Cash flow from financing activities	(116.7)		176.0		62.8
Effect of exchange rates on cash	6.1		3.6		(21.4)
Impact of changes in consolidation scope	(7.5)
Cash and cash equivalents at beginning of year	538.8		385.3		359.1
Cash and cash equivalents at end of period	315.4		538.8		385.3
CGG [Member]
Disclosure of information about consolidated structured entities [Line Items]
Intangible assets (including multi-client surveys)	20.8		21.4		24.9
Property, plant and equipment	74.0		68.1		74.1
Investment in affiliates	1,539.9		1,771.6		2,327.4
Other non-current assets	1,181.4		1,229.4		1,130.9
Current assets	338.4		623.6		559.2
TOTAL ASSETS	3,154.5		3,714.1		4,116.5
Aggregate outstanding principal amount of notes	2,453.6		2,139.7		2,173.6
Other non-current liabilities (excluding financial debt)	28.4		40.7		51.6
Current liabilities (excluding current portion of debt)	144.4		376.9		532.9
Total liabilities (excluding equity)	2,626.4		2,557.3		2,758.1
Equity	528.1		1,156.8		1,358.4
Operating revenues	29.7		54.3		82.4
Depreciation and amortization	(6.6)		(7.4)		(17.8)
Operating income (loss)	(16.9)		165.3		(261.6)
Equity in income of affiliates	632.1		335.9		(1,922.9)
Net income (loss)	(514.1)		(576.6)		(1,446.2)
Cash flow from operating activities	36.1		678.9		1,602.0
Cash flow from investing activities	(88.6)		4.0		(1,253.9)
Cash flow from financing activities	(239.7)		(531.1)		(336.8)
Cash and cash equivalents at beginning of year	330.4		178.6		167.3
Cash and cash equivalents at end of period	38.2		330.4		178.6
Service Guarantors [Member]
Disclosure of information about consolidated structured entities [Line Items]
Goodwill	1,056.0		1,056.0		1,056.0
Intangible assets (including multi-client surveys)	496.7		492.8		644.4
Property, plant and equipment	209.9		278.1		341.2
Investment in affiliates	1,817.8		2,684.7		2,299.8
Other non-current assets	134.8		349.0		524.9
Current assets	595.0		536.9		603.9
TOTAL ASSETS	4,310.2		5,397.5		5,470.2
Aggregate outstanding principal amount of notes	1,940.5		2,170.9		1,835.9
Other non-current liabilities (excluding financial debt)	11.8		11.3		44.0
Current liabilities (excluding current portion of debt)	611.8		472.0		613.9
Total liabilities (excluding equity)	2,564.1		2,654.2		2,493.8
Equity	1,746.1		2,743.3		2,976.4
Operating revenues	382.2		427.2		701.5
Depreciation and amortization	(154.6)		(326.0)		(1,088.3)
Operating income (loss)	(148.0)		(73.8)		(581.3)
Equity in income of affiliates	(73.4)		(128.6)		(155.9)
Net income (loss)	(302.1)		(138.6)		(503.0)
Cash flow from operating activities	157.2		105.0		269.8
Cash flow from investing activities	(110.5)		(44.3)		(19.4)
Cash flow from financing activities	(81.3)		(50.5)		(241.3)
Cash and cash equivalents at beginning of year	59.3		49.1		40.0
Cash and cash equivalents at end of period	24.7		59.3		49.1
Equipment Guarantors [Member]
Disclosure of information about consolidated structured entities [Line Items]
Goodwill	92.0		88.1		88.1
Intangible assets (including multi-client surveys)	23.1		24.5		27.9
Property, plant and equipment	30.7		31.1		38.3
Investment in affiliates	7.3		7.1		7.1
Other non-current assets	3.4		4.5		4.3
Current assets	309.1		307.0		287.0
TOTAL ASSETS	465.6		462.3		452.7
Other non-current liabilities (excluding financial debt)	12.4		19.8		23.9
Current liabilities (excluding current portion of debt)	60.5		62.9		58.5
Total liabilities (excluding equity)	72.9		82.7		82.4
Equity	392.7		379.6		370.3
Operating revenues	75.8		100.7		140.6
Depreciation and amortization	(7.9)		(12.4)		(16.9)
Operating income (loss)	(7.1)		3.0		(0.9)
Net income (loss)	9.7		7.2		6.1
Cash flow from operating activities			(0.6)		11.3
Cash flow from investing activities	(5.8)		(3.5)		(18.4)
Cash flow from financing activities	6.7		4.6
Cash and cash equivalents at beginning of year	2.8		2.3		9.4
Cash and cash equivalents at end of period	3.7		2.8		2.3
Non Guarantors [Member]
Disclosure of information about consolidated structured entities [Line Items]
Goodwill	86.0		79.2		84.6
Intangible assets (including multi-client surveys)	905.0		934.9		866.7
Property, plant and equipment	167.4		513.9		624.9
Investment in affiliates	8.4		405.8		588.0
Other non-current assets	729.8		842.3		690.3
Current assets	1,213.3		1,306.9		1,799.6
TOTAL ASSETS	3,109.9		4,083.0		4,654.1
Aggregate outstanding principal amount of notes	288.9		693.6		898.0
Other non-current liabilities (excluding financial debt)	171.4		219.8		205.4
Current liabilities (excluding current portion of debt)	953.6		1,053.4		1,489.2
Total liabilities (excluding equity)	1,413.9		1,966.8		2,592.6
Equity	1,696.0		2,116.2		2,061.5
Operating revenues	1,097.9		1,554.1		2,713.5
Depreciation and amortization	(350.2)		(410.6)		(616.0)
Operating income (loss)	(210.5)		(368.8)		856.3
Equity in income of affiliates	1.6		1.9		0.5
Net income (loss)	(314.6)		(385.3)		824.0
Cash flow from operating activities	204.3		119.6		869.3
Cash flow from investing activities	(220.9)		(346.0)		938.8
Cash flow from financing activities	119.1		217.4		(1,795.2)
Cash and cash equivalents at beginning of year	146.3		155.3		142.4
Cash and cash equivalents at end of period	248.8		146.3		155.3
Consolidation Adjustments [Member]
Disclosure of information about consolidated structured entities [Line Items]
Intangible assets (including multi-client surveys)	(293.4)		(288.9)		(277.2)
Property, plant and equipment	(151.7)		(182.6)		(193.3)
Investment in affiliates	(3,373.4)		(4,869.2)		(5,222.3)
Other non-current assets	(1,772.2)		(2,156.8)		(2,009.9)
Current assets	(1,185.3)		(1,297.9)		(1,477.8)
TOTAL ASSETS	(6,776.0)		(8,795.4)		(9,180.5)
Aggregate outstanding principal amount of notes	(1,727.7)		(2,153.8)		(2,022.7)
Other non-current liabilities (excluding financial debt)	(22.5)		(40.5)		(13.2)
Current liabilities (excluding current portion of debt)	(1,191.0)		(1,362.0)		(1,736.4)
Total liabilities (excluding equity)	(2,941.2)		(3,556.3)		(3,772.3)
Equity	(3,834.8)		(5,239.1)		(5,408.2)
Operating revenues	(265.6)		(940.8)		(1,537.1)
Depreciation and amortization	40.4		46.0		58.9
Operating income (loss)	119.0		(122.2)		(1,170.1)
Equity in income of affiliates	(560.3)		(209.2)		2,078.3
Net income (loss)	607.0		516.7		(327.1)
Cash flow from operating activities	(199.7)		(547.8)		(2,344.3)
Cash flow from investing activities	122.6		8.6		(70.4)
Cash flow from financing activities	78.5		535.6		2,436.1
Effect of exchange rates on cash	6.1		$ 3.6		$ (21.4)
Impact of changes in consolidation scope	$ (7.5)

[1]	On completion of the financial restructuring on February 21, 2018, equity was increased by c. US$2.05 billion including a c.US$0.75 billion positive net income impact arising mainly from the equitization of unsecured senior debt. See note 2.